UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 600, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 600, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  January 31, 2020

 Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities
Schedule of Investments		January 31, 2020
		(Unaudited)
Shares	COMMON STOCKS - 98.21%	Value
	Administrative and Support Services - 0.53%
40,111	Hudson Global, Inc. (a)	$481,733
		481,733
	Aerospace & Defense - 2.63%
329,813	CPI Aerostructures, Inc. (a)	2,176,766
150,068	GSE Systems, Inc. (a)	217,599
		2,394,365
	Auto Parts & Equipment - 5.28%
89,171	Miller Industries, Inc.	3,068,374
87,343	Motorcar Parts of America, Inc. (a)	1,734,632
		4,803,006
	Automotive Retail - 0.27%
58,911	Lazydays Holdings, Inc. (a)	245,070
		245,070
	Biotechnology - 0.93%
10,000	BioSpecifics Technologies Corp. (a)	590,800
20,000	Opiant Pharmaceuticals, Inc. (a)	255,000
		845,800
	Building Materials - 4.87%
133,793	BlueLinx Holdings, Inc. (a)	1,569,392
390,198	Huttig Building Products, Inc. (a)	565,787
67,400	PGT Innovations, Inc. (a)	1,044,700
165,358	Tecnoglass, Inc. (c)	1,251,760
		4,431,639
	Business Services - 5.79%
14,114	BG Staffing, Inc.	283,974
329,923	CynergisTek, Inc. (a)	1,266,904
283,399	DLH Holdings Corp. (a)	1,227,117
86,842	GP Strategies Corp. (a)	1,155,867
344,491	Information Services Group, Inc. (a)	930,126
93,044	PFSweb, Inc. (a)	401,020
		5,265,008
	Chemical & Related Products - 6.11%
338,870	Northern Technologies International Corp.	4,811,954
110,057	Trecora Resources (a)	745,086
		5,557,040
	Commercial Banks - 1.65%
29,776	Bankwell Financial Group, Inc.	804,845
30,677	Esquire Financial Holdings, Inc. (a)	697,902
		1,502,747
	Commercial Services - 1.20%
47,500	TriState Capital Holdings, Inc. (a)	1,092,025
		1,092,025
	Computer and Electronic Product Manufacturing - 0.47%
19,477	Coda Octopus Group, Inc. (a)	122,510
40,000	Powerfleet, Inc. (a)	301,600
		424,110
	Construction & Engineering - 6.53%
48,241	Gencor Industries, Inc. (a)	540,782
460,614	Hill International, Inc. (a)	1,524,633
127,926	IES Holdings, Inc. (a)	3,199,429
146,100	Limbach Holdings, Inc. (a)	572,712
3,000	Willdan Group, Inc. (a)	99,390
		5,936,946

	Consumer Goods - 1.00%
200,000	New Age Beverages Corp. (a)	348,000
70,000	Turtle Beach Corp. (a)	564,200
		912,200
	Consumer Products - Manufacturing - 2.17%
50,000	Delta Apparel, Inc. (a)	1,254,000
62,041	Superior Group of Cos., Inc.	715,333
		1,969,333
	Consumer Services - 0.74%
88,977	ZAGG, Inc. (a)	672,666
		672,666
	Data Processing, Hosting and Related Services - 3.02%
217,000	Limelight Networks, Inc. (a)	1,082,830
126,634	Ooma, Inc. (a)	1,662,704
		2,745,534
	Electronic Equipment & Instruments - 2.92%
71,191	Bel Fuse, Inc. - Class B	1,233,028
98,390	Identiv, Inc. (a)	466,369
181,330	Richardson Electronics Ltd.	955,609
		2,655,006
	Energy & Related Services - 0.58%
26,370	Matrix Service Co. (a)	530,564
		530,564
	Engineering & Construction - 0.75%
194,477	Infrastructure & Energy Alternatives, Inc. (a)	686,504
		686,504
	Financial Services - 7.53%
52,500	First Internet Bancorp	1,391,775
73,203	Hennessy Advisors, Inc.	732,030
33,140	Oppenheimer Holdings, Inc. - Class A	913,007
264,711	Silvercrest Asset Management Group, Inc. - Class A	3,144,767
521,457	U.S. Global Investors, Inc. - Class A	667,465
		6,849,044
	Food - 1.91%
28,400	Farmer Brothers Co. (a)	340,232
125,182	Landec Corp. (a)	1,402,038
		1,742,270
	Gold - 2.13%
125,000	Fortuna Silver Mines, Inc. (a)(c)	490,000
160,000	Gold Resource Corp.	880,000
490,600	McEwen Mining, Inc.	564,190
		1,934,190

	Healthcare Services - 0.12%
8,793	InfuSystem Holdings, Inc. (a)	75,444
7,000	MTBC, Inc. (a)	33,950
		109,394
	Home Builder - 1.01%
79,500	Green Brick Partners, Inc. (a)	921,405
		921,405
	Housing - 2.35%
152,000	Legacy Housing Corp. (a)	2,132,560
		2,132,560
	Industrial - 2.24%
120,000	Spartan Motors, Inc.	2,040,000
		2,040,000
	IT/Software - 0.69%
90,000	Majesco (a)	627,300
		627,300

	Leisure - 2.40%
200,210	Century Casinos, Inc. (a)	1,667,749
150,000	Galaxy Gaming, Inc. (a)	283,500
90,000	Super League Gaming, Inc. (a)	234,900
		2,186,149
	Machinery Manufacturing - 1.07%
53,095	Graham Corp.	970,577
		970,577
	Medical Supplies & Services - 1.19%
8,000	Addus HomeCare Corp. (a)	754,720
19,000	IntriCon Corp. (a)	323,570
		1,078,290
	Motion Picture and Sound Recording Industries - 0.57%
469,405	WildBrain, Ltd. (c)	513,708
		513,708
	Oil & Gas - 1.17%
325,112	Abraxas Petroleum Corp. (a)	74,451
105,000	Evolution Petroleum Corp.	529,200
32,218	Goodrich Petroleum Corp. (a)	216,183
45,412	Lonestar Resources US, Inc. - Class A (a)	82,650
72,700	Vaalco Energy, Inc. (a)	162,848
		1,065,332
	Oil & Gas Services - 1.16%
756,791	Profire Energy, Inc. (a)	1,051,939
		1,051,939
	Oil and Gas Extraction - 0.17%
70,000	Ring Energy, Inc. (a)	151,200
		151,200
	Publishing Industries (except Internet) - 0.37%
50,000	Gannett Co, Inc.	305,500
		305,500
	Retail - 0.06%
98,000	RumbleON, Inc. - Class B (a)	50,058
		50,058
	Semiconductor Related Products - 4.37%
210,000	AXT, Inc. (a)	819,000
97,327	DSP Group, Inc. (a)	1,407,349
136,750	Photronics, Inc. (a)	1,747,665
		3,974,014

	Software - 5.20%
81,542	American Software, Inc. - Class A	1,217,422
85,000	Asure Software, Inc. (a)	716,550
8,000	Cardlytics, Inc. (a)	671,360
65,000	Finjan Holdings, Inc. (a)	123,500
41,576	GlobalSCAPE, Inc.	479,787
115,000	Immersion Corp. (a)	841,800
100,000	Zix Corp. (a)	675,000
		4,725,419
	Specialty Manufacturing - 6.12%
35,000	Federal Signal Corp.	1,125,600
45,360	LB Foster Co. - Class A (a)	769,306
176,119	LSI Industries, Inc.	1,171,191
131,776	Manitex International, Inc. (a)	756,394
24,000	Northwest Pipe Co. (a)	785,520
28,770	Twin Disc, Inc. (a)	280,507
40,000	Verso Corp. - Class A (a)	674,000
		5,562,518
	Telecommunications - 4.52%
579,500	Ceragon Networks, Ltd. (a)(c)	1,193,770
37,052	Digi International, Inc. (a)	585,236
110,000	EMCORE Corp. (a)	370,700
243,000	PC-Tel, Inc.	1,956,150
		4,105,856
	Transportation - 3.08%
579,607	Radiant Logistics, Inc. (a)	2,799,502
		2,799,502
	Trucking - 0.41%
122,101	Daseke, Inc. (a)	370,576
		370,576
	Utilities - 0.36%
25,000	Pure Cycle Corp. (a)	324,750
		324,750
	Waste Management and Remediation Services - 0.60%
73,600	Perma-Fix Environmental Services (a)	544,640
		544,640

	TOTAL COMMON STOCKS (Cost $76,849,954)	89,287,487

Shares	SHORT-TERM INVESTMENTS - 2.26%	Value
	Money Market Funds - 2.26%
2,051,293	First American Government Obligations Fund, Class X, 1.48%	2,051,293

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,051,293)	2,051,293

	Total Investments (Cost $78,901,247) - 100.47%	91,338,780
	Liabilities in Excess of Other Assets - (0.47)%	(430,938)
	TOTAL NET ASSETS - 100.00%	$90,907,842

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown is the seven-day yield as of January 31, 2020.
(c)	Foreign issued security.

Perritt Ultra MicroCap Fund
Schedule of Investments		January 31, 2020
		(Unaudited)
Shares	COMMON STOCKS - 98.53%	Value
	Administrative and Support Services - 0.61%
10,000	Hudson Global, Inc. (a)	$120,100
		120,100
	Aerospace & Defense - 2.18%
65,000	CPI Aerostructures, Inc. (a)	429,000
		429,000
	Air Transport - 0.45%
20,000	AeroCentury Corp. (a)	88,400
		88,400
	Biotechnology - 1.13%
17,500	Opiant Pharmaceuticals, Inc. (a)	223,125
		223,125
	Building Materials - 1.73%
45,000	Tecnoglass, Inc. (d)	340,650
		340,650
	Business Services - 17.41%
12,500	BG Staffing, Inc.	251,500
164,828	CynergisTek, Inc. (a)	632,939
200,000	DLH Holdings Corp. (a)	866,000
150,000	Information Services Group, Inc. (a)	405,000
21,000	Issuer Direct Corp. (a)	251,160
85,000	Medicine Man Technologies, Inc. (a)	217,090
100,000	Support.com, Inc.	122,000
15,000	Transcat, Inc. (a)	459,000
25,000	USA Technologies, Inc. (a)	226,250
		3,430,939
	Chemical & Related Products - 3.53%
49,052	Northern Technologies International Corp.	696,538
		696,538
	Computer & Electronic Product Manufacturing - 4.01%
70,000	Dynatronics Corp. (a)	68,600
70,000	PC-Tel, Inc.	563,500
750,000	Singing Machine Co., Inc. (a)	157,800
		789,900
	Computer and Electronic Product Manufacturing - 2.49%
60,000	Luna Innovations, Inc. (a)	491,400
		491,400
	Computers & Electronics - 1.79%
12,000	Napco Security Technologies, Inc. (a)	352,800
		352,800
	Construction & Engineering - 1.42%
25,000	Gencor Industries, Inc. (a)	280,250
		280,250
	Consumer Goods - 3.66%
51,224	Jerash Holdings US, Inc.	319,126
30,000	Natural Alternatives International, Inc. (a)	245,400
90,000	New Age Beverages Corp. (a)	156,600
		721,126
	Consumer Services - 1.53%
40,000	ZAGG, Inc. (a)	302,400
		302,400
	Diversified Financials - 1.49%
27,500	Safeguard Scientifics, Inc.	292,600
		292,600
	Electronic Equipment & Instruments - 1.84%
20,224	Identiv, Inc. (a)	95,862
52,500	Iteris, Inc. (a)	265,650
		361,512

	Energy & Related Services - 2.51%
125,000	Mitcham Industries, Inc. (a)	355,000
20,000	Ranger Energy Services, Inc. (a)	140,000
		495,000
	Environmental Services - 2.95%
150,000	Fuel Tech, Inc. (a)	123,765
190,000	Quest Resource Holding Corp. (a)	457,900
		581,665
	Financial Holding Company - 0.89%
40,000	CCUR Holdings, Inc. (a)	176,000
		176,000
	Financial Services - 3.96%
19,640	AMREP Corp. (a)	119,751
8,000	First Internet Bancorp	212,080
17,500	Hennessy Advisors, Inc.	175,000
22,994	Silvercrest Asset Management Group, Inc. - Class A	273,169
		780,000
	Health Care - 0.79%
60,000	Rockwell Medical Technologies, Inc. (a)	156,600
		156,600
	Leisure - 7.06%
65,000	Century Casinos, Inc. (a)	541,450
450,000	Galaxy Gaming, Inc. (a)	850,500
		1,391,950
	Machinery Manufacturing - 1.39%
15,000	GRAHAM Corp.	274,200
		274,200
	Medical Supplies & Services - 6.84%
65,000	Biomerica, Inc. (a)	197,600
75,000	Check Cap, Ltd. (a)(d)	140,250
400,000	First Choice Healthcare Solutions, Inc. (a)	69,980
19,000	Lakeland Industries, Inc. (a)	264,860
64,000	Sensus Healthcare, Inc. (a)	261,760
26,640	Taylor Devices, Inc. (a)	318,614
200,000	Titan Medical, Inc. (a)(d)	96,600
		1,349,664
	Oil & Gas Services - 1.41%
200,000	Profire Energy, Inc. (a)	278,000
		278,000

	Pharmaceuticals - 1.88%
70,000	ImmuCell Corp. (a)	369,600
		369,600
	Professional, Scientific, and Technical Services - 1.87%
230,000	CUI Global, Inc. (a)	255,300
110,000	Sigma Labs, Inc. (a)	112,200
		367,500
	Real Estate Investment Trusts - 3.07%
40,000	Global Self Storage, Inc.	167,600
10,000	Plymouth Industrial REIT, Inc.	184,200
60,000	Sachem Capital Corp.	253,800
		605,600
	Retail - 0.78%
210,000	Superior Drilling Products, Inc. (a)	152,796
		152,796
	Semiconductor Related Products - 2.27%
50,000	AXT, Inc. (a)	195,000
17,500	DSP Group, Inc. (a)	253,050
		448,050
	Software - 3.47%
40,000	Asure Software, Inc. (a)	337,200
30,000	GlobalSCAPE, Inc.	346,200
		683,400
	Specialty Manufacturing - 8.80%
17,480	Continental Materials Corp. (a)	123,161
80,000	Data I/O Corp. (a)	324,800
50,000	GSI Technology, Inc. (a)	405,500
65,000	Gulf Island Fabrication, Inc. (a)	331,500
10,500	Kewaunee Scientific Corp.	129,570
9,000	UFP Technologies, Inc. (a)	419,670
		1,734,201
	Telecommunications - 1.53%
275,000	Mobivity Holdings Corp. (a)	302,500
		302,500
	Utilities - 1.79%
28,000	Global Water Resources, Inc.	353,640
		353,640

	TOTAL COMMON STOCKS (Cost $18,011,214)	19,421,106

Contracts	WARRANTS - 0.00%	Value
250,000	Titan Medical, Inc. (a)(b)(d)
	Expiration: 08/10/2023, Exercise Price $3.20	0
	TOTAL WARRANTS (Cost $85,000)	0

Shares	SHORT-TERM INVESTMETNS - 1.66%	Value
	Money Market Funds - 1.66%
326,926	First American Government Obligations Fund, Class X, 1.487% (c)	326,926
	TOTAL SHORT-TERM INVESTMENTS (Cost $326,926)	326,926

	Total Investments (Cost $18,423,140) - 100.19%	19,748,032
	Liabilities in Excess of Other Assets - (0.19)%	(37,858)
	TOTAL NET ASSETS - 100.00%	$19,710,174

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $0 of market value or 0% of net assets.  This security was classified as Level 2 and is deemed to be illiquid.

(c)	Variable rate security, the rate shown is the seven-day yield as of January 31, 2020.
(d)	Foreign issued security.

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	January 31, 2020

1. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of January 31, 2020:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$3,388,172	$-	$-	$3,388,172
Consumer Discretionary	10,241,173	-	-	10,241,173
Consumer Staples	2,090,270	-	-	2,090,270
Energy	2,799,035	-	-	2,799,035
Financials	9,443,816	-	-	9,443,816
Health Care	3,300,388	-	-	3,300,388
Industrials	29,810,973	-	-	29,810,973
Information Technology	18,471,919	-	-	18,471,919
Materials	9,416,990	-	-	9,416,990
Utilities	324,750	-	-	324,750
Total Common Stocks	89,287,487	-	-	89,287,487
Short Term Investments	2,051,293	-	-	2,051,293
Total Investments in Securities	$91,338,780	$-	$-	$91,338,780

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$302,500	$-	$-	$302,500
Consumer Discretionary	2,436,136	-	-	2,436,136
Consumer Staples	402,000	-	-	402,000
Energy	1,257,296	-	-	1,257,296
Financials	1,206,649	-	-	1,206,649
Health Care	2,346,625	-	-	2,346,625
Industrials	4,023,841	-	-	4,023,841
Information Technology	5,283,762	-	-	5,283,762
Materials	1,456,858	-	-	1,456,858
Real Estate Investment Trusts	351,800	-	-	351,800
Utilities	353,640	-	-	353,640
Total Common Stocks	19,421,106	-	-	19,421,106
Short Term Investments	326,926	-	-	326,926
Total Investments in Securities	$19,748,032	$-	$-	$19,748,032

At the beginning and during the three months ended January 31, 2020, the Microcap Fund and the Ultra Microcap Fund did not hold any Level 3 securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)  /s/ Michael J. Corbett
 Michael J. Corbett, President

Date    3/17/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
  Michael J. Corbett, President

Date    3/17/20

By (Signature and Title)* /s/ Mark J. Buh
  Mark J. Buh, Treasurer/Principal Financial Officer

Date    3/17/20

* Print the name and title of each signing officer under his or her signature.